Stockholders’ equity - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 17, 2019	Jan. 07, 2019	Dec. 31, 2019	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2021	Dec. 22, 2020
Subsidiary, Sale of Stock [Line Items]
Common stock, shares outstanding			10,480,902		10,480,902	10,480,902		11,010,181
Common stock, shares authorized			54,000,000		54,000,000	54,000,000		54,000,000	54,000,000
Common stock, par value (in Dollars per share)			$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Minimum gross proceeds of conversion					$ 30,000
Common stock, shares issued			10,480,902		10,480,902	10,480,902		11,010,181
Conversion of debt, amount					$ 0	$ 22,533	$ 0
Series 2017A Notes | Convertible Debt
Subsidiary, Sale of Stock [Line Items]
Conversion of debt, amount		$ 13,400
Series 2018A Notes | Convertible Debt
Subsidiary, Sale of Stock [Line Items]
Conversion of debt, amount		$ 7,500
North American Title Acquisition
Subsidiary, Sale of Stock [Line Items]
Common stock, shares outstanding		10,098,071
Series A Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares outstanding (in shares)			7,295,759		7,295,759	7,295,759		7,295,759
Preferred stock, shares authorized			7,295,759		7,295,759	7,295,759		7,295,759	7,295,759
Preferred stock par value (in Dollars per share)			$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Series A Preferred Stock | North American Title Acquisition
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares outstanding (in shares)		7,295,759
Series A-2 Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares outstanding (in shares)			2,335,837		2,335,837	2,335,837		2,335,837
Shares issued in exchange for debt		2,335,837
Preferred stock, shares authorized			2,335,837		2,335,837	2,335,837		2,335,837	2,335,837
Preferred stock par value (in Dollars per share)			$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Conversion Price (in dollars per share)		$ 5.73
Series A-2 Preferred Stock | North American Title Acquisition
Subsidiary, Sale of Stock [Line Items]
Shares issued in exchange for debt		2,335,837
Series A-1 Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares outstanding (in shares)			8,159,208		8,159,208	8,159,208		12,975,006
Shares issued in exchange for debt		1,049,637
Number of shares for warrants (in shares)		4,815,798
Preferred stock, shares authorized			12,975,006		12,975,006	12,975,006		12,975,006	12,975,006
Preferred stock par value (in Dollars per share)			$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Conversion Price (in dollars per share)		$ 7.16
Series A-1 Preferred Stock | North American Title Acquisition
Subsidiary, Sale of Stock [Line Items]
Shares issued in exchange for debt		1,049,637
Sale of stock, number of shares (in Shares)		7,004,797
Number of shares for warrants (in shares)		4,815,798
Series B Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares outstanding (in shares)			2,642,036		2,642,036	2,642,036		2,642,036
Preferred stock, shares authorized			2,642,036		2,642,036	2,642,036		2,642,036	2,642,036
Preferred stock par value (in Dollars per share)			$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Series C Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares outstanding (in shares)			10,119,484		10,119,484	10,119,484		10,119,484
Preferred stock, shares authorized			10,755,377		10,755,377	10,755,377		10,755,377	10,755,377
Preferred stock par value (in Dollars per share)			$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Series B Preferred Stock and Series C Preferred Stock Capital Raise
Subsidiary, Sale of Stock [Line Items]
Proceeds from consideration on sale of shares	$ 25,000
Series B Preferred Stock and Series C Preferred Stock Capital Raise | Series B Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares (in Shares)	2,642,036
Unit price per share (in usd per share)	$ 9.46
Series B Preferred Stock and Series C Preferred Stock Capital Raise | Series C Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares (in Shares)			4,270,182	5,849,302
Proceeds from consideration on sale of shares			$ 51,500	$ 70,700
Unit price per share (in usd per share)			$ 12.09	$ 12.09		$ 12.09